UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  4/01/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               39

Form 13F Information Table Value Total:         $201,977

List of Other Included Managers:
NONE
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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP     COMMON   026874107     7235        100297 SH       SOLE                    100297
AMGEN INC.                       COMMON   031162100     8444        141488 SH       SOLE                    141488
APOLLO GROUP INC. "A"            COMMON   037604105     9455        176561 SH       SOLE                    176561
BP PLC SPONSORED ADR             COMMON   055622104     4123         77648 SH       SOLE                     77648
BANK ONE CORP                    COMMON   06423A103      318          7614 SH       SOLE                      7614
BRISTOL MYERS                    COMMON   110122108     3232         79822 SH       SOLE                     79822
CHEVRONTEXACO CORP.              COMMON   166764100      227          2513 SH       SOLE                      2513
DORCHESTER HUGOTON               COMMON   258205202      808         58523 SH       SOLE                     58523
ECHOSTAR COMMUNICATIONS CORP     COMMON   278762109     4336        153100 SH       SOLE                    153100
EL PASO ENERGY PARTNERS          COMMON   28368B102    15578        415747 SH       SOLE                    415747
ELECTRONIC ARTS INC.             COMMON   285512109      763         12550 SH       SOLE                     12550
ELECTRONIC DATA SYSTEMS          COMMON   285661104    12054        207859 SH       SOLE                    207859
EXXON MOBIL CORP                 COMMON   30231G102      484         11032 SH       SOLE                     11032
FAMILY DOLLAR STORES             COMMON   307000109    15249        455050 SH       SOLE                    455050
FEDERAL REALTY INVESTMENT TRUST  COMMON   313747206     7329        285517 SH       SOLE                    285517
GENERAL ELECTRIC CO.             COMMON   369604103      510         13615 SH       SOLE                     13615
H POWER CORP.                    COMMON   40427A108       51         20000 SH       SOLE                     20000
ITT EDUCATIONAL SERVICES         COMMON   45068B109    10884        241866 SH       SOLE                    241866
IBM CORPORATION                  COMMON   45920010      8969         86237 SH       SOLE                     86237
JOHNSON & JOHNSON                COMMON   47816010      1788         27526 SH       SOLE                     27526
KIMBERLY CLARK                   COMMON   494368103      323          5000 SH       SOLE                      5000
MERCK & COMPANY                  COMMON   589331107     2820         48970 SH       SOLE                     48970
MICROSOFT CORP                   COMMON   594918104      502          8325 SH       SOLE                      8325
NOBLE AFFILIATES                 COMMON   654894104    12927        330950 SH       SOLE                    330950
PEROT SYSTEMS                    COMMON   714265105      200         10000 SH       SOLE                     10000
PFIZER INC.                      COMMON   717081103      203          5110 SH       SOLE                      5110
PHILIP MORRIS CO.                COMMON   718154107     5369        101932 SH       SOLE                    101932
QUALCOMM, INC.                   COMMON   747525103    26614        707075 SH       SOLE                    707075
REPUBLIC SERVICES, INC.          COMMON   760759100     5835        312370 SH       SOLE                    312370
ROCKWELL INT'L CORP              COMMON   773903109      201         10000 SH       SOLE                     10000
ROCKWALL COLLINS                 COMMON   774341101      252         10000 SH       SOLE                     10000
ROYAL DUTCH PETROLEUM            COMMON   780257804     1630         30006 SH       SOLE                     30006
SBC COMMUNICATIONS               COMMON   78387G103      204          5444 SH       SOLE                      5444
SCHERING-PLOUGH                  COMMON   806605101      210          6700 SH       SOLE                      6700
SUNRISE ASSISTED LIVING          COMMON   86768K106    15232        558770 SH       SOLE                    558770
TEXAS INSTRUMENTS                COMMON   88250810       219          6622 SH       SOLE                      6622
TYCO INTERNATIONAL               COMMON   902124106     9161        283446 SH       SOLE                    283446
VODAFONE GROUP PLC               COMMON   92857W100     2386        129469 SH       SOLE                    129469
WAL-MART STORES                  COMMON   93114210      5852         95469 SH       SOLE                     95469
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